Loans - Summary of Risk Category of Loans by Class of Loans (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Composition of Loan Portfolio [Line Items]
Total	$ 261,141,904	$ 239,352,343
Pass
Composition of Loan Portfolio [Line Items]
Total	261,090,065	239,029,698
Special Mention
Composition of Loan Portfolio [Line Items]
Total		179,989
Substandard
Composition of Loan Portfolio [Line Items]
Total	51,839	142,656
Doubtful
Composition of Loan Portfolio [Line Items]
Total	0	0
Professional
Composition of Loan Portfolio [Line Items]
Total	196,794,483	180,661,631
Professional | Dental
Composition of Loan Portfolio [Line Items]
Total	171,475,379	156,486,239
Professional | Dental | Pass
Composition of Loan Portfolio [Line Items]
Total	171,423,715	156,406,739
Professional | Dental | Substandard
Composition of Loan Portfolio [Line Items]
Total	51,664	79,500
Professional | Medical
Composition of Loan Portfolio [Line Items]
Total	14,154,935	15,161,671
Professional | Medical | Pass
Composition of Loan Portfolio [Line Items]
Total	14,154,935	15,161,671
Professional | Veterinary
Composition of Loan Portfolio [Line Items]
Total	3,075,746	1,729,354
Professional | Veterinary | Pass
Composition of Loan Portfolio [Line Items]
Total	3,075,746	1,729,354
Professional | Service
Composition of Loan Portfolio [Line Items]
Total	8,088,423	7,284,367
Professional | Service | Pass
Composition of Loan Portfolio [Line Items]
Total	8,088,423	7,104,378
Professional | Service | Special Mention
Composition of Loan Portfolio [Line Items]
Total		179,989
Non-Profit
Composition of Loan Portfolio [Line Items]
Total	18,467,996	17,303,871
Non-Profit | Church
Composition of Loan Portfolio [Line Items]
Total	15,696,335	14,446,601
Non-Profit | Church | Pass
Composition of Loan Portfolio [Line Items]
Total	15,696,335	14,446,601
Non-Profit | Other
Composition of Loan Portfolio [Line Items]
Total	2,771,661	2,857,270
Non-Profit | Other | Pass
Composition of Loan Portfolio [Line Items]
Total	2,771,661	2,857,270
Real Estate
Composition of Loan Portfolio [Line Items]
Total	29,772,234	27,991,308
Real Estate | Other
Composition of Loan Portfolio [Line Items]
Total	16,107,191	13,395,533
Real Estate | Other | Pass
Composition of Loan Portfolio [Line Items]
Total	16,107,016	13,332,377
Real Estate | Other | Substandard
Composition of Loan Portfolio [Line Items]
Total	175	63,156
Real Estate | Construction And Development
Composition of Loan Portfolio [Line Items]
Total	14,898,990	13,940,135
Real Estate | Construction And Development | Pass
Composition of Loan Portfolio [Line Items]
Total	14,898,990	13,940,135
Real Estate | Non-owner Occupied Commercial
Composition of Loan Portfolio [Line Items]
Total	14,873,244	14,051,173
Real Estate | Non-owner Occupied Commercial | Pass
Composition of Loan Portfolio [Line Items]
Total	$ 14,873,244	$ 14,051,173